Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash	$ 62	$ 12
Banks	239,781	344,809
Time deposits	130,296
Money market funds	20,577	26,192
Cash and cash equivalents	$ 390,716	$ 371,013